FAIR VALUE MEASUREMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 46,106
Aggregate fair value	46,718
Unrealized gains, net	612
Government and corporate debentures
Schedule of Available-for-sale Securities [Line Items]
Cost	45,518	33,228
Aggregate fair value	46,114	32,895
Unrealized gains, net	596
Other (equity securities)
Schedule of Available-for-sale Securities [Line Items]
Cost	588
Aggregate fair value	604
Unrealized gains, net	$ 16